Consolidated Balance Sheets (Parenthetical) ¥ in Thousands, $ in Thousands	Sep. 30, 2019 USD ($) $ / shares shares	Sep. 30, 2019 CNY (¥) shares	Apr. 01, 2019 USD ($)	Apr. 01, 2019 CNY (¥)	Mar. 31, 2019 $ / shares	Mar. 31, 2019 CNY (¥) shares
Accounts receivable, allowance for doubtful accounts	$ 14,900	¥ 106,504				¥ 89,634
Non-current accounts receivable, allowance for doubtful accounts	$ 10,170	¥ 72,693				¥ 74,800
Ordinary shares, par value per share | $ / shares	$ 0.0001				$ 0.0001
Ordinary shares, shares authorized	250,000,000	250,000,000				250,000,000
Ordinary shares, shares issued	121,687,974	121,687,974				121,687,974
Ordinary shares, shares outstanding	121,551,075	121,551,075				121,551,075
Treasury stock, shares	136,899	136,899				136,899
Operating lease, right-of-use asset	$ 818	¥ 5,846
Retrospectively adjusted
Operating lease, right-of-use asset			$ 962	¥ 6,883
Operating lease, liability			$ 806	¥ 5,758